Stock Awards and Stock-based Compensation - Valuation assumptions (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Incentive Units
Expected Dividend Yield			0.00%
Maximum
Incentive Units
Fair Value of Class A Shares of Common Stock			$ 5.20
Exercise Price			$ 4.00
Risk free interest rate			0.95%
Expected Volatility			58.91%
Expected term			3 years
Minimum
Incentive Units
Fair Value of Class A Shares of Common Stock			$ 1.56
Exercise Price			$ 0.75
Risk free interest rate			0.20%
Expected Volatility			52.86%
Expected term			1 year
Options
Incentive Units
Expected Dividend Yield	0.00%	0.00%
Expected term	3 years	3 years
Options | Maximum
Incentive Units
Fair Value of Class A Shares of Common Stock	$ 1.51	$ 4.58
Risk free interest rate	3.88%	3.88%
Expected Volatility	88.71%	88.71%
Options | Minimum
Incentive Units
Fair Value of Class A Shares of Common Stock	$ 1.28	$ 1.28
Risk free interest rate	3.03%	1.25%
Expected Volatility	53.16%	52.80%